Leases - Future Lease Payments of Operating Leases (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Future lease payments, which are presented as current maturities of operating leases
2023		$ 1,885,604
2024		1,098,134
2025		1,108,012
2026		1,088,112
2027		939,600
Therafter		1,961,640
Total lease payments		8,081,102
Less: imputed interest		(1,997,936)
Present value of lease liabilities		6,083,166
Less: current lease liabilities	$ (784,935)	(1,311,295)	$ (784,493)
Long-term lease liabilities	$ 3,955,139	$ 4,771,871	$ 1,301,828